Related parties	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Party [Abstract]
Related parties
Note 38—Related parties
The state of Luxembourg holds a direct 10.83% voting interest in the Company and two indirect interests, both of 10.18% each, through two state owned banks, Banque et Caisse d’Epargne de l’Etat and Société Nationale de Crédit et d’Investissement and is therefore deemed to have a significant influence over the Company. These shares constitute the Company’s Class B shares, as described in Note 2
6
.
In 2025 the Company generated revenue of EUR 32 million (2024: EUR 31 million, 2023: EUR 27 million) with departments of the government of the state of Luxembourg and held a trade receivable of EUR
 0 million as at 31 December 2025 (2024: EUR 0
million, 2023: EUR 4 million).
There were no transactions with other related parties in 2025, nor in 2023 or 2024, which would require disclosure.
Remuneration paid to directors for attendance at board and committee meetings in 2025 was EUR
 1 million (2024: EUR 1 million
, 2023: EUR 1 million), computed on a fixed and variable basis with the variable
part being based upon attendance at board and committee meetings.
The key management of the Group, defined as the Senior Leadership Team, received compensation as follows:

€million	2025	2024	2023
Remuneration including bonuses and other benefits*	9	8	10
Share-based compensation plans	2	2	1

Total	11	10	11

*	2025 remuneration of SLT members include d EUR 3 million (2024: nil, 2023: EUR 2 million) of contractual severance payment s
The total outstanding amount in respect of share-based payment instruments allocated to key management as at 31 December 2025 was 2,860,130 (2024: 2,542,423
, 2023: 3,868,807).